Consolidated Statement of Changes in Shareholders' (Deficit) Equity (Parenthetical) - $ / shares	12 Months Ended
	May. 31, 2015	May. 31, 2014
Proceeds from unit offering, per unit		$ 1.3
Warrants granted per share		1
Conversion Features one
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		0.65
Conversion Features two
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		0.75
Conversion Features three
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		0.65
Conversion Features Four
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		0.75
Conversion Features Five
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		0.45
Common Stock
Proceeds from unit offering, per unit		1.3
Warrants granted per share		1
Common Stock | Conversion Features one
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		0.65
Common Stock | Conversion Features two
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		0.75
Common Stock | Conversion Features three
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		0.65
Common Stock | Conversion Features Four
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		0.75
Common Stock | Conversion Features Five
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share		$ 0.45
Conversion Features Seven
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	$ 0.75
Conversion Features Seven | Additional Paid-in Capital
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	0.75
Conversion Features Eight
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	0.75
Conversion Features Eight | Additional Paid-in Capital
Common shares issued to extinguish promissory notes payable, convertible debt and related interest, per share	0.75
Exercise Price 1
Warrants granted per share	0.55
Exercise Price 1 | Additional Paid-in Capital
Warrants granted per share	0.55
Exercise Price 2
Warrants granted per share	0.75
Exercise Price 2 | Additional Paid-in Capital
Warrants granted per share	$ 0.75